Distribution Date:	07/17/25	CSAIL 2015-C3 Commercial Mortgage Trust
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C03

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23
		Controlling Class	RREF II CMBS AIV, L.P.
Modified Loan Detail	24	Representative
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635FAQ7	1.716700%	60,509,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635FAR5	3.032600%	148,324,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635FAS3	3.446500%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12635FAT1	3.718200%	502,390,000.00	157,413,845.87	63,022,904.92	487,746.80	0.00	0.00	63,510,651.72	94,390,940.95	81.01%	30.00%
A-SB	12635FAU8	3.448100%	82,627,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12635FAX2	4.053200%	86,962,000.00	86,962,000.00	0.00	293,728.65	0.00	0.00	293,728.65	86,962,000.00	63.51%	23.88%
B	12635FAY0	3.989731%	86,961,000.00	86,961,000.00	0.00	289,125.83	0.00	0.00	289,125.83	86,961,000.00	46.02%	17.75%
C	12635FAZ7	4.239731%	63,891,000.00	63,891,000.00	0.00	225,733.88	0.00	0.00	225,733.88	63,891,000.00	33.17%	13.25%
D	12635FBA1	3.239731%	72,764,000.00	72,764,000.00	0.00	388,245.16	0.00	0.00	388,245.16	72,764,000.00	18.53%	8.13%
E	12635FAG9	3.220000%	35,495,000.00	35,495,000.00	0.00	203,713.19	0.00	0.00	203,713.19	35,495,000.00	11.39%	5.63%
F	12635FAJ3	3.220000%	14,197,000.00	14,197,000.00	0.00	0.00	0.00	0.00	0.00	14,197,000.00	8.53%	4.63%
NR*	12635FAL8	3.220000%	65,666,014.00	42,381,868.61	0.00	0.00	0.00	(11,311.25)	0.00	42,393,179.86	0.00%	0.00%
Z	12635FBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,419,786,014.00	560,065,714.48	63,022,904.92	1,888,293.51	0.00	(11,311.25)	64,911,198.43	497,054,120.81

X-A	12635FAV6	0.402320%	1,080,812,000.00	244,375,845.87	0.00	81,931.08	0.00	0.00	81,931.08	181,352,940.95
X-B	12635FAW4	0.250000%	86,961,000.00	86,961,000.00	0.00	18,116.88	0.00	0.00	18,116.88	86,961,000.00
X-D	12635FBB9	1.000000%	72,764,000.00	72,764,000.00	0.00	117,750.81	0.00	0.00	117,750.81	72,764,000.00
X-E	12635FAA2	1.019731%	35,495,000.00	35,495,000.00	0.00	30,162.79	0.00	0.00	30,162.79	35,495,000.00
X-F	12635FAC8	1.019731%	14,197,000.00	14,197,000.00	0.00	12,064.27	0.00	0.00	12,064.27	14,197,000.00
X-NR	12635FAE4	1.019731%	65,666,014.00	42,381,868.61	0.00	36,015.09	0.00	0.00	36,015.09	42,393,179.86
Notional SubTotal			1,355,895,014.00	496,174,714.48	0.00	296,040.92	0.00	0.00	296,040.92	433,163,120.81

Deal Distribution Total					63,022,904.92	2,184,334.43	0.00	(11,311.25)	65,207,239.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635FAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635FAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12635FAT1	313.32997446	125.44617711	0.97085292	0.00000000	0.00000000	0.00000000	0.00000000	126.41703004	187.88379735
A-SB	12635FAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12635FAX2	1,000.00000000	0.00000000	3.37766668	0.00000000	0.00000000	0.00000000	0.00000000	3.37766668	1,000.00000000
B	12635FAY0	1,000.00000000	0.00000000	3.32477582	0.00000000	0.00000000	0.00000000	0.00000000	3.32477582	1,000.00000000
C	12635FAZ7	1,000.00000000	0.00000000	3.53310920	0.00000000	0.00000000	0.00000000	0.00000000	3.53310920	1,000.00000000
D	12635FBA1	1,000.00000000	0.00000000	5.33567643	(2.63590058)	0.00000000	0.00000000	0.00000000	5.33567643	1,000.00000000
E	12635FAG9	1,000.00000000	0.00000000	5.73920806	(3.05587463)	2.33241217	0.00000000	0.00000000	5.73920806	1,000.00000000
F	12635FAJ3	1,000.00000000	0.00000000	0.00000000	2.68333310	8.07162006	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	12635FAL8	645.41558149	0.00000000	0.00000000	1.73186513	67.11701124	0.00000000	(0.17225425)	0.00000000	645.58783574
Z	12635FBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635FAV6	226.10393470	0.00000000	0.07580512	0.00000000	0.00000000	0.00000000	0.00000000	0.07580512	167.79323411
X-B	12635FAW4	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635FBB9	1,000.00000000	0.00000000	1.61825642	(0.78492304)	0.00000000	0.00000000	0.00000000	1.61825642	1,000.00000000
X-E	12635FAA2	1,000.00000000	0.00000000	0.84977574	0.00000000	0.00000000	0.00000000	0.00000000	0.84977574	1,000.00000000
X-F	12635FAC8	1,000.00000000	0.00000000	0.84977601	0.00000000	0.00000000	0.00000000	0.00000000	0.84977601	1,000.00000000
X-NR	12635FAE4	645.41558149	0.00000000	0.54845860	0.00000000	0.00000000	0.00000000	0.00000000	0.54845860	645.58783574

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/25 - 06/30/25	30	0.00	487,746.80	0.00	487,746.80	0.00	0.00	0.00	487,746.80	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/25 - 06/30/25	30	0.00	81,931.08	0.00	81,931.08	0.00	0.00	0.00	81,931.08	0.00
X-B	06/01/25 - 06/30/25	30	0.00	18,116.88	0.00	18,116.88	0.00	0.00	0.00	18,116.88	0.00
X-D	06/01/25 - 06/30/25	30	56,913.06	60,636.67	0.00	60,636.67	(57,114.14)	0.00	0.00	117,750.81	0.00
X-E	06/01/25 - 06/30/25	30	0.00	30,162.79	0.00	30,162.79	0.00	0.00	0.00	30,162.79	0.00
X-F	06/01/25 - 06/30/25	30	0.00	12,064.27	0.00	12,064.27	0.00	0.00	0.00	12,064.27	0.00
X-NR	06/01/25 - 06/30/25	30	0.00	36,015.09	0.00	36,015.09	0.00	0.00	0.00	36,015.09	0.00
A-S	06/01/25 - 06/30/25	30	0.00	293,728.65	0.00	293,728.65	0.00	0.00	0.00	293,728.65	0.00
B	06/01/25 - 06/30/25	30	0.00	289,125.83	0.00	289,125.83	0.00	0.00	0.00	289,125.83	0.00
C	06/01/25 - 06/30/25	30	0.00	225,733.88	0.00	225,733.88	0.00	0.00	0.00	225,733.88	0.00
D	06/01/25 - 06/30/25	30	191,282.25	196,446.49	0.00	196,446.49	(191,798.67)	0.00	0.00	388,245.16	0.00
E	06/01/25 - 06/30/25	30	190,745.41	95,244.92	0.00	95,244.92	(108,468.27)	0.00	0.00	203,713.19	82,788.97
F	06/01/25 - 06/30/25	30	76,292.79	38,095.28	0.00	38,095.28	38,095.28	0.00	0.00	0.00	114,592.79
NR	06/01/25 - 06/30/25	30	4,282,091.64	113,724.68	0.00	113,724.68	113,724.68	0.00	0.00	0.00	4,407,306.60
Totals			4,797,325.15	1,978,773.31	0.00	1,978,773.31	(205,561.12)	0.00	0.00	2,184,334.43	4,604,688.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	65,207,239.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,983,720.10	Master Servicing Fee	2,068.99
Interest Reductions due to Nonrecoverability Determination	(307,166.67)	Certificate Administrator Fee	1,493.51
Interest Adjustments	623,750.42	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	233.36
ARD Interest	0.00	Operating Advisor Fee	746.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,300,303.85	Total Fees	4,542.61

Principal		Expenses/Reimbursements
Scheduled Principal	57,249,896.16	Reimbursement for Interest on Advances	(610.07)
Unscheduled Principal Collections		ASER Amount	1,426.03
Principal Prepayments	5,761,697.51	Special Servicing Fees (Monthly)	39,114.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	14,349.06	Special Servicing Fees (Work Out)	22,890.69
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	3,037.81
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	48,605.73
Total Principal Collected	63,025,942.73	Total Expenses/Reimbursements	114,464.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,184,334.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	63,022,904.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	65,207,239.35
Total Funds Collected	65,326,246.58	Total Funds Distributed	65,326,246.56

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	560,065,714.48	560,065,714.48	Beginning Certificate Balance	560,065,714.48
(-) Scheduled Principal Collections	57,249,896.16	57,249,896.16	(-) Principal Distributions	63,022,904.92
(-) Unscheduled Principal Collections	5,761,697.51	5,761,697.51	(-) Realized Losses	(11,311.25)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(14,349.06)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	3,037.81
(-) Realized Losses from Collateral	(14,349.06)	(14,349.06)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	497,054,120.81	497,054,120.81	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	560,267,285.13	560,267,285.13	Ending Certificate Balance	497,054,120.81
Ending Actual Collateral Balance	497,271,639.89	497,271,639.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	3,037.81	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,037.81	0.00	Net WAC Rate	4.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP	Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP
4,999,999 or less	5	13,444,522.04	2.70%	(1)	4.4511	2.494250	1.25 or less	5	77,589,083.35	15.61%	1	4.5898	1.036019
5,000,000 to 9,999,999	5	38,953,131.41	7.84%	0	4.7744	1.529696	1.26 to 1.50	3	27,258,935.02	5.48%	1	4.6580	1.394906
10,000,000 to 19,999,999	6	87,920,068.95	17.69%	0	4.3591	1.869592	1.51 to 1.75	2	107,813,515.03	21.69%	0	4.1502	1.655798
20,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	3	113,231,889.39	22.78%	1	4.0938	1.895249
25,000,000 to 49,999,999	3	91,887,805.81	18.49%	(1)	4.2492	1.562201	2.01 to 2.25	7	147,808,858.46	29.74%	(4)	3.8751	2.196112
50,000,000 or greater	3	259,121,073.60	52.13%	(1)	3.9850	1.902309	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	24	497,054,120.81	100.00%	(1)	4.1850	1.812841	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
							2.76 to 3.50	1	13,113,906.81	2.64%	1	4.8331	2.990000
							3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
							4.01 and greater	1	4,510,413.75	0.91%	1	4.8500	4.130000
							Totals	24	497,054,120.81	100.00%	(1)	4.1850	1.812841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP
							Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP
California	2	41,940,644.60	8.44%	1	4.5800	1.352670
							Lodging	3	19,071,574.46	3.84%	1	4.8196	2.521423
Connecticut	2	41,162,162.00	8.28%	(4)	3.8000	2.160000
							Multi-Family	2	12,323,928.78	2.48%	0	4.7486	2.608372
Georgia	1	9,646,696.46	1.94%	0	4.9500	2.110000
							Office	7	165,265,833.18	33.25%	1	4.2382	1.640606
Maryland	5	102,957,667.65	20.71%	(4)	3.8573	2.177758
							Retail	13	294,665,265.39	59.28%	(2)	4.0766	1.841418
Massachusetts	2	96,529,050.60	19.42%	1	4.0097	1.910000
							Totals	27	497,054,120.81	100.00%	(1)	4.1850	1.812841
Michigan	1	5,775,304.60	1.16%	(1)	4.5700	1.310000

New Hampshire	1	100,000,000.00	20.12%	0	4.1080	1.650000

New Jersey	3	22,873,854.48	4.60%	0	4.8104	2.119561

New York	3	42,175,962.77	8.49%	1	4.6210	1.238350

Pennsylvania	2	4,671,154.66	0.94%	0	4.6600	1.180000

Texas	3	23,594,103.99	4.75%	0	4.5677	1.720685

Totals	27	497,054,120.81	100.00%	(1)	4.1850	1.812841

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP	Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP
	4.0000% or less	6	138,162,162.00	27.80%	(4)	3.8000	2.202124	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	3	196,529,050.60	39.54%	0	4.0597	1.777704	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	1	11,270,175.21	2.27%	0	4.3700	0.750000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	7	102,376,581.66	20.60%	1	4.6084	1.324086	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	5	42,988,632.34	8.65%	0	4.8431	2.241104	49 months or greater	22	491,326,601.81	98.85%	(1)	4.1767	1.819504
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	24	497,054,120.81	100.00%	(1)	4.1850	1.812841
	Totals	24	497,054,120.81	100.00%	(1)	4.1850	1.812841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP	Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP
	60 months or less	22	491,326,601.81	98.85%	(1)	4.1767	1.819504	Interest Only	13	337,814,021.64	67.96%	(1)	4.1320	1.761467
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	336 months or less	9	153,512,580.17	30.88%	1	4.2750	1.947218
	Totals	24	497,054,120.81	100.00%	(1)	4.1850	1.812841	337 to 356 months	0	0.00	0.00%	0	0.0000	0.000000
								357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	24	497,054,120.81	100.00%	(1)	4.1850	1.812841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,727,519.00	1.15%	1	4.9007	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	18	439,717,980.55	88.46%	0	4.2016	1.801116	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	4	51,608,621.26	10.38%	(3)	3.9640	1.976179
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	497,054,120.81	100.00%	(1)	4.1850	1.812841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30295765	OF	Boston	MA	Actual/360	4.010%	273,945.15	305,874.18	0.00	08/06/25	04/06/29	--	81,984,301.78	81,678,427.60	07/06/25
01A2	30295804	OF	Boston	MA	Actual/360	4.010%	49,808.21	55,613.49	0.00	08/06/25	04/06/29	--	14,906,236.49	14,850,623.00	07/06/25
03A1	30295712	RT	Manchester	NH	Actual/360	4.108%	342,333.33	0.00	0.00	N/A	07/01/25	--	100,000,000.00	100,000,000.00	06/01/25
04A1-2	30309761	RT	Wheaton	MD	Actual/360	3.800%	105,822.56	0.00	0.00	N/A	03/01/25	--	16,456,562.37	16,456,562.37	06/01/25
04A2	30309822	RT	Wheaton	MD	Actual/360	3.800%	497,988.48	0.00	0.00	N/A	03/01/25	--	77,442,646.00	77,442,646.00	06/01/25
04B1-2	30309821	RT	Wheaton	MD	Actual/360	3.800%	3,494.54	0.00	0.00	N/A	03/01/25	--	543,437.63	543,437.63	06/01/25
04B2	30309823	RT	Wheaton	MD	Actual/360	3.800%	16,444.84	0.00	0.00	N/A	03/01/25	--	2,557,354.00	2,557,354.00	06/01/25
07A2	30309758	RT	Trumbull	CT	Actual/360	3.800%	126,666.67	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	02/01/25
07B2	30309904	RT	Trumbull	CT	Actual/360	3.800%	3,680.18	0.00	0.00	N/A	03/01/25	--	1,162,162.00	1,162,162.00	02/01/25
9	30309799	OF	Encino	CA	Actual/360	4.580%	96,492.82	44,155.87	0.00	N/A	08/06/25	--	25,281,961.68	25,237,805.81	07/06/25
10	30309765	RT	New York	NY	Actual/360	4.610%	102,380.42	0.00	0.00	N/A	08/06/25	--	26,650,000.00	26,650,000.00	05/06/25
11	30309752	MF	Various	FL	Actual/360	4.890%	93,753.77	23,007,060.26	0.00	N/A	07/06/25	--	23,007,060.26	0.00	07/06/25
19	30309803	OF	Encino	CA	Actual/360	4.580%	63,860.70	29,223.16	0.00	N/A	08/06/25	--	16,732,061.95	16,702,838.79	07/06/25
20	30309804	OF	Syracuse	NY	Actual/360	4.640%	60,161.06	32,931.99	0.00	N/A	08/06/25	--	15,558,894.76	15,525,962.77	07/06/25
26A1	30295828	LO	Cape May	NJ	Actual/360	4.833%	52,943.51	31,323.36	0.00	N/A	08/06/25	--	13,145,230.17	13,113,906.81	07/06/25
29	30309770	OF	Stafford	TX	Actual/360	4.370%	41,146.78	28,711.87	0.00	N/A	07/06/25	--	11,298,887.08	11,270,175.21	07/06/25
33	30309772	RT	Augusta	GA	Actual/360	4.950%	39,886.80	22,831.17	0.00	N/A	07/06/25	--	9,669,527.63	9,646,696.46	07/06/25
35	30309774	RT	Delran	NJ	Actual/360	4.780%	38,953.41	19,150.33	0.00	N/A	06/06/25	--	9,779,098.00	9,759,947.67	03/06/25
40	30309806	LO	Glen Mills	PA	Actual/360	4.510%	31,920.62	8,493,292.54	0.00	N/A	06/06/25	--	8,493,292.54	0.00	07/06/25
44	30309780	MF	San Antonio	TX	Actual/360	4.690%	30,612.54	19,119.00	0.00	N/A	07/01/25	--	7,832,634.03	7,813,515.03	07/01/25
54	30309785	LO	Baltimore	MD	Actual/360	4.790%	23,868.54	21,925.10	0.00	N/A	08/06/25	--	5,979,592.75	5,957,667.65	07/06/25
55	30309808	MF	Dallas	TX	Actual/360	4.780%	28,881.91	7,250,688.15	0.00	N/A	07/05/25	--	7,250,688.15	0.00	07/05/25
56	30295730	RT	Monroe	NJ	Actual/360	4.726%	24,770.86	6,289,945.90	0.00	N/A	07/06/25	--	6,289,945.90	0.00	07/06/25
58	30309786	OF	Bloomfield Hills	MI	Actual/360	4.890%	23,478.92	5,761,697.51	0.00	N/A	08/06/25	--	5,761,697.51	0.00	07/06/25
59	30309809	RT	Waterford	MI	Actual/360	4.570%	22,038.76	11,677.54	0.00	N/A	06/05/25	--	5,786,982.14	5,775,304.60	05/05/25
64	30309811	MF	Riverside	CA	Actual/360	4.600%	20,221.67	5,275,217.86	0.00	N/A	07/05/25	--	5,275,217.86	0.00	07/05/25
65	30309812	RT	Various	PA	Actual/360	4.660%	18,184.21	11,473.57	0.00	N/A	07/05/25	--	4,682,628.23	4,671,154.66	08/05/24
68	30309813	MF	Dallas	TX	Actual/360	4.850%	18,273.04	10,750.01	0.00	N/A	08/06/25	--	4,521,163.76	4,510,413.75	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
77	30309814	OF	Orange	CA	Actual/360	4.860%	12,736.21	6,018.37	0.00	N/A	08/05/25	--	3,144,742.25	3,138,723.88	07/05/25
80	30309816	SS	Hemet	CA	Actual/360	4.950%	10,700.47	5,259.25	0.00	N/A	08/05/25	--	2,594,054.37	2,588,795.12	07/05/25
81	30309817	RT	Petersburg	VA	Actual/360	4.750%	9,890.24	2,498,586.32	0.00	N/A	07/06/25	--	2,498,586.32	0.00	07/06/25
82	30309818	MF	Chapel Hill	NC	Actual/360	4.720%	9,709.06	2,468,404.85	0.00	N/A	07/05/25	--	2,468,404.85	0.00	07/05/25
87	30309795	RT	Hiram	GA	Actual/360	4.810%	5,253.57	1,310,662.02	0.00	N/A	07/06/25	--	1,310,662.02	0.00	07/06/25
Totals							2,300,303.85	63,011,593.67	0.00				560,065,714.48	497,054,120.81
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	26,550,770.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A2	26,550,770.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	11,152,041.32	0.00	--	--	--	0.00	0.00	341,916.66	341,916.66	0.00	0.00
04A1-2	21,150,572.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	515.38
04A2	21,150,572.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	2,425.31
04B1-2	21,150,572.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	17.02
04B2	21,150,572.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	80.10
07A2	0.00	0.00	--	--	--	0.00	0.00	126,323.34	632,500.02	0.00	0.00
07B2	0.00	0.00	--	--	--	0.00	0.00	3,670.20	18,376.69	0.00	0.00
9	2,089,144.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,433,291.62	0.00	--	--	--	0.00	0.00	102,151.67	207,947.74	0.00	0.00
11	1,313,533.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,144,155.83	0.00	--	--	--	0.00	0.00	0.00	0.00	117,864.71	0.00
20	1,980,101.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A1	6,744,043.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	828,235.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,762,152.69	444,685.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	739,119.08	0.00	--	--	--	0.00	0.00	58,019.80	232,248.79	0.00	0.00
40	1,160,418.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,021,564.09	273,473.81	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	899,304.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,381,993.51	341,747.32	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	841,794.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	675,260.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	33,666.63	67,383.53	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	03/11/25	367,612.85	7,130.16	28,191.56	318,885.62	55,188.04	0.00
68	1,489,052.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	232,403.51	58,109.97	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	260,071.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	175,851,513.80	1,118,016.97				367,612.85	7,130.16	693,939.86	1,819,259.05	173,052.75	3,037.81

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
58	30309786	5,761,697.51	Payoff Prior to Maturity	0.00	0.00
Totals		5,761,697.51		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	1	26,650,000.00	0	0.00	0	0.00	2	41,162,162.00	0	0.00	3	17,460,211.49	0	0.00	1	5,761,697.51	4.185014%	4.174714%	(1)
06/17/25	1	26,650,000.00	0	0.00	1	4,682,628.23	2	41,162,162.00	0	0.00	0	0.00	0	0.00	7	75,368,631.16	4.250774%	4.240175%	0
05/16/25	1	26,650,000.00	1	9,796,876.71	1	4,693,452.23	0	0.00	0	0.00	0	0.00	0	0.00	6	42,771,937.49	4.289626%	4.276422%	1
04/17/25	1	9,815,880.53	0	0.00	1	4,704,839.55	0	0.00	0	0.00	1	9,815,880.53	0	0.00	10	92,981,379.75	4.318816%	4.304664%	2
03/17/25	1	9,833,508.46	1	26,650,000.00	1	4,715,574.78	0	0.00	0	0.00	0	0.00	0	0.00	7	93,052,918.17	4.356985%	4.343248%	3
02/18/25	1	26,650,000.00	0	0.00	1	4,728,095.84	1	0.00	0	0.00	0	0.00	0	0.00	3	32,156,912.55	4.362616%	4.349169%	4
01/17/25	0	0.00	0	0.00	1	4,738,738.12	1	20,683,610.08	0	0.00	0	0.00	0	0.00	3	6,102,758.09	4.367836%	4.354487%	5
12/17/24	0	0.00	1	9,889,837.34	1	4,749,337.86	1	20,731,383.17	0	0.00	0	0.00	0	0.00	2	13,549,024.53	4.371446%	4.358114%	6
11/18/24	1	9,908,472.33	1	4,760,509.00	0	0.00	1	20,781,575.48	0	0.00	0	0.00	0	0.00	0	0.00	4.375894%	4.362600%	7
10/18/24	2	14,696,742.43	0	0.00	0	0.00	1	20,828,967.91	0	0.00	0	0.00	0	0.00	0	0.00	4.376305%	4.363010%	8
09/17/24	0	0.00	2	14,726,322.31	0	0.00	1	20,878,793.23	0	0.00	0	0.00	0	0.00	0	0.00	4.376711%	4.363414%	9
08/16/24	0	0.00	2	14,753,850.57	0	0.00	1	20,925,807.90	0	0.00	0	0.00	0	0.00	0	0.00	4.360694%	4.347533%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
03A1	30295712	06/01/25	0	5	341,916.66	341,916.66	0.00	100,000,000.00
04A1-2	30309761	06/01/25	0	5	0.00	0.00	0.00	16,456,562.37	03/14/25	4
04A2	30309822	06/01/25	0	5	0.00	0.00	0.00	77,442,646.00	03/14/25	4
04B1-2	30309821	06/01/25	0	5	0.00	0.00	0.00	543,437.63	03/14/25	98
04B2	30309823	06/01/25	0	5	0.00	0.00	0.00	2,557,354.00	03/14/25	98
07A2	30309758	02/01/25	4	5	126,323.34	632,500.02	0.00	40,000,000.00	03/03/25	2		05/09/25
07B2	30309904	02/01/25	4	5	3,670.20	18,376.69	0.00	1,162,162.00	03/03/25	2		05/09/25
10	30309765	05/06/25	1	1	102,151.67	207,947.74	19,101.00	26,650,000.00	11/26/24	2
35	30309774	03/06/25	3	5	58,019.80	232,248.79	3,976.00	9,833,508.46	04/04/23	98
59	30309809	05/05/25	1	5	33,666.63	67,383.53	2,500.00	5,797,882.16	06/06/25	98
65	30309812	08/05/24	10	5	28,191.56	318,885.62	80,613.85	4,792,535.39	05/05/23	2
Totals					693,939.86	1,819,259.05	106,190.85	285,236,088.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		287,098,956	28,730,387	217,206,407		41,162,162
0 - 6 Months		113,426,115	86,776,115	26,650,000		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		96,529,051	96,529,051	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	497,054,121	409,035,552	32,425,305	0	14,431,102	41,162,162
Jun-25	560,065,714	375,004,844	32,436,982	0	111,461,726	41,162,162
May-25	698,397,463	519,094,972	26,650,000	9,796,877	142,855,614	0
Apr-25	766,633,818	613,950,936	9,815,881	0	142,867,002	0
Mar-25	860,751,789	681,390,544	9,833,508	26,650,000	142,877,737	0
Feb-25	973,329,247	941,951,151	26,650,000	0	4,728,096	0
Jan-25	1,007,003,614	1,002,264,876	0	0	4,738,738	0
Dec-24	1,014,683,116	1,000,043,941	0	9,889,837	4,749,338	0
Nov-24	1,029,915,801	1,015,246,819	9,908,472	4,760,509	0	0
Oct-24	1,031,516,470	1,016,819,728	14,696,742	0	0	0
Sep-24	1,033,214,568	1,018,488,245	0	14,726,322	0	0
Aug-24	1,084,801,951	1,070,048,101	0	14,753,851	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
04A1-2	30309761	16,456,562.37	16,456,562.37	402,000,000.00	11/29/14	19,443,458.42	2.22000	12/31/24	03/01/25	I/O
04A2	30309822	77,442,646.00	77,442,646.00	402,000,000.00	11/29/14	19,443,458.42	2.22000	12/31/24	03/01/25	I/O
04B1-2	30309821	543,437.63	543,437.63	402,000,000.00	11/29/14	19,443,458.42	2.22000	12/31/24	03/01/25	I/O
04B2	30309823	2,557,354.00	2,557,354.00	402,000,000.00	11/29/14	19,443,458.42	2.22000	12/31/24	03/01/25	I/O
07A2	30309758	40,000,000.00	40,000,000.00	262,000,000.00	11/30/14	12,693,889.00	2.16000	12/31/23	03/01/25	I/O
07B2	30309904	1,162,162.00	1,162,162.00	262,000,000.00	11/30/14	12,693,889.00	2.16000	12/31/23	03/01/25	I/O
10	30309765	26,650,000.00	26,650,000.00	42,000,000.00	07/01/15	1,431,623.62	1.15000	12/31/24	08/06/25	I/O
29	30309770	11,270,175.21	11,270,175.21	18,900,000.00	04/27/15	632,268.41	0.75000	12/31/24	07/06/25	239
35	30309774	9,759,947.67	9,833,508.46	14,800,000.00	04/09/15	661,510.22	0.95000	12/31/24	06/06/25	I/O
59	30309809	5,775,304.60	5,797,882.16	9,100,000.00	04/13/15	530,177.94	1.31000	09/30/23	06/05/25	I/O
65	30309812	4,671,154.66	4,792,535.39	5,170,000.00	01/24/25	419,557.28	1.18000	12/31/23	07/05/25	239
Totals		196,288,744.14	196,506,263.22	2,221,970,000.00		106,836,749.15

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
04A1-2	30309761	RT	MD	03/14/25	4

"7/11/2025 - Loan transferred to SS in March 2025 because of maturity default. Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan

	assumption offer from a qualified buyer and are negotiating. Are also negotiating a settlement of borrower''s full payment guarantee.
	Specifically have countered purchaser/assumptor''s proposal and expect their response by end of June."

04A2	30309822	RT	MD	03/14/25	4

"7/11/2025 - Loan transferred to SS in March 2025 because of maturity default. Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan

	assumption offer from a qualified buyer and are negotiating. Are also negotiating a settlement of borrower''s full payment guarantee.
	Specifically have countered purchaser/assumptor''s proposal and expect their response by end of June."

04B1-2	30309821	RT	MD	03/14/25	98

"7/11/2025 - Loan transferred to SS in March 2025 because of maturity default. Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan

	assumption offer from a qualified buyer and are negotiating. Are also negotiating a settlement of borrower''s full payment guarantee.
	Specifically have countered purchaser/assumptor''s proposal and expect their response by end of June."

04B2	30309823	RT	MD	03/14/25	98

"7/11/2025 - Loan transferred to SS in March 2025 because of maturity default. Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan

	assumption offer from a qualified buyer and are negotiating. Are also negotiating a settlement of borrower''s full payment guarantee.
	Specifically have countered purchaser/assumptor''s proposal and expect their response by end of June."

07A2	30309758	RT	CT	03/03/25	2

7/11/2025 - ''Transfer to special servicing 3/3/25. PNA signed 3/25/25. Borrower requested modification. Discussions are ongoing. The loan is cash managed. The Q1 financials show NOI of $2.46 million. The 4/29/25 occupancy is reported as

	79.5% and the property'' is 89.8% leased. The receiver was appointed 6/9/25 and is conducting its takeover and addressing immediate property issues.

07B2	30309904	RT	CT	03/03/25	2

7/11/2025 - ''Transfer to special servicing 3/3/25. PNA signed 3/25/25. Borrower requested modification. Discussions are ongoing. The loan is cash managed. The Q1 financials show NOI of $2.46 million. The 4/29/25 occupancy is reported as

	79.5% and the property'' is 89.8% leased. The receiver was appointed 6/9/25 and is conducting its takeover and addressing immediate property issues.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30309765	RT	NY	11/26/24	2

7/11/2025 - The loan transferred to Special Servicing on 11/26/2024 due to payment default. Borrower executed PNL and engaged an advisor to assist with a potential restructure, which was rejected by the Borrower. Special Servicer has

	engaged counsel and is enforcing its rights and remedies under the loan documents.

29	30309770	OF	TX	05/16/25	98

7/11/2025 - Loan transferred to special servicing on 5/16/2025 following borrower''s failure to cooperate with the loan''s cash management requirements, among other reasons. Borrower and lender parties have executed a pre-negotiation letter

	and settlement discussions remain ongoing.

35	30309774	RT	NJ	04/04/23	98

7/11/2025 - The Loan transferred to SS for Non-Monetary Default. SS received approval to enter into a Settlement Agreement with borrower. Agreement was entered on 12/5/2024. Borrower is in default under the agreement. Loan matured on

	6/6/2025. Notice of default has been sent to Borrower. Next steps are being discussed with counsel.

59	30309809	RT	MI	06/06/25	98

7/11/2025 - The Loan transferred to Special Servicing in June 2025 due to Maturity Default. Special Servicer sent the PNL and Hello Letter June 17th and followed up on June 18th and June 30th. Special Servicer waiting on Borrower''s

	response.

65	30309812	RT	PA	05/05/23	2

7/11/2025 - The Loan transferred to Special Servicing on 5/9/2023. PNL was executed. Loan went into default due to missed debt service payments. Special Servicer has initiated the foreclosure process and is exploring the receivership route.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30309763	99,838,474.22	4.01625%	99,838,474.22	4.01625%	9	08/27/20	07/06/20	09/11/20
03A1	30295712	100,000,000.00	4.10800%	100,000,000.00	4.10800%	10	12/31/20	05/01/20	01/17/21
11	30309752	0.00	4.89000%	0.00	4.89000%	8	05/03/22	05/03/22	06/03/22
12	30309800	0.00	4.53000%	0.00	4.53000%	10	07/27/21	07/31/21	09/28/21
12	30309800	0.00	4.53000%	0.00	4.53000%	8	06/06/22	06/06/22	06/16/22
13	30309801	22,111,030.42	4.56000%	22,111,030.42	4.56000%	10	08/04/20	08/04/20	08/18/20
33	30309772	0.00	4.95000%	0.00	4.95000%	10	07/06/25	07/06/25	07/08/25
35	30309774	0.00	4.78000%	0.00	4.78000%	8	12/05/24	12/05/24	01/16/25
40	30309806	0.00	4.51000%	0.00	4.51000%	10	06/06/25	06/06/25	06/17/25
44	30309780	0.00	4.69000%	0.00	4.69000%	10	06/30/25	07/01/25	06/30/25
Totals		221,949,504.64		221,949,504.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
02A1	30309763	11/18/20	99,523,698.08	301,800,000.00	100,537,998.05	649,017.55	100,148,007.50	99,498,989.95	24,708.09	0.00	8,652.64	16,055.45	0.01%
13	30309801	05/17/21	22,145,005.19	42,500,000.00	25,717,477.19	611,878.55	22,756,883.74	22,145,005.19	0.00	0.00	0.00	0.00	0.00%
22A3	30295893	08/17/22	16,615,911.45	0.00	895,653.39	2,819,863.50	895,653.39	(1,924,210.11)	18,540,121.55	0.00	35,959.74	18,504,161.81	107.77%
30	30295789	09/16/22	11,891,385.33	13,000,000.00	13,700,574.20	4,866,519.10	13,700,574.20	8,834,055.10	3,057,330.23	14,349.06	516,442.34	2,540,887.89	18.82%
39	30295647	06/17/25	10,500,000.00	41,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
52	30295825	01/18/23	7,082,290.58	6,600,000.00	6,406,758.64	389,376.21	6,399,117.36	6,009,741.15	1,072,549.43	0.00	236,071.62	836,477.81	10.32%
61	30295587	06/17/25	5,408,248.88	8,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
69	30309788	06/16/23	3,851,365.17	3,000,000.00	3,002,898.45	2,152,304.85	3,002,898.45	850,593.60	3,000,771.57	0.00	38,911.81	2,961,859.76	62.35%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			177,017,904.68	416,600,000.00	150,261,359.92	11,488,959.76	146,903,134.64	135,414,174.88	25,695,480.87	14,349.06	836,038.15	24,859,442.72

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/15/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
02A1	30309763	10/18/24	0.00	0.00	16,055.45	0.00	0.00	(8,378.11)	0.00	0.00	16,055.45
		08/16/24	0.00	0.00	24,433.56	0.00	0.00	15,958.31	0.00	0.00
		04/17/24	0.00	0.00	8,475.25	0.00	0.00	(15,958.31)	0.00	0.00
		10/18/21	0.00	0.00	24,433.56	0.00	0.00	(274.53)	0.00	0.00
		11/18/20	0.00	0.00	24,708.09	0.00	0.00	24,708.09	0.00	0.00
13	30309801	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A3	30295893	07/17/24	0.00	0.00	18,504,161.81	0.00	(761.48)	0.00	0.00	0.00	16,914,515.72
		11/17/23	0.00	0.00	18,504,923.29	0.00	0.00	(706.07)	0.00	0.00
		06/16/23	0.00	0.00	18,505,629.36	0.00	(34,492.19)	0.00	0.00	0.00
		08/17/22	0.00	0.00	18,540,121.55	0.00	0.00	16,615,911.45	0.00	299,310.34
30	30295789	07/17/25	0.00	0.00	2,540,887.89	0.00	0.00	(14,349.06)	0.00	0.00	2,540,887.89
		03/17/25	0.00	0.00	2,555,236.95	0.00	0.00	(623.00)	0.00	0.00
		10/17/23	0.00	0.00	2,555,859.95	0.00	0.00	(1,000.00)	0.00	0.00
		09/15/23	0.00	0.00	2,556,859.95	0.00	0.00	(47,298.88)	0.00	0.00
		08/17/23	0.00	0.00	2,604,158.83	0.00	0.00	9,471.50	0.00	0.00
		07/17/23	0.00	0.00	2,594,687.33	0.00	0.00	(5,735.18)	0.00	0.00
		04/17/23	0.00	0.00	2,600,422.51	0.00	0.00	(456,907.72)	0.00	0.00
		09/16/22	0.00	0.00	3,057,330.23	0.00	0.00	3,057,330.23	0.00	0.00
39	30295647	06/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	30295825	03/17/25	0.00	0.00	836,477.81	0.00	0.00	(634.00)	0.00	0.00	836,477.81
		06/17/24	0.00	0.00	837,111.81	0.00	0.00	2,634.39	0.00	0.00
		05/17/24	0.00	0.00	834,477.42	0.00	0.00	(571.62)	0.00	0.00
		09/15/23	0.00	0.00	835,049.04	0.00	0.00	(18,894.05)	0.00	0.00
		06/16/23	0.00	0.00	853,943.09	0.00	0.00	(218,606.34)	0.00	0.00
		01/18/23	0.00	0.00	1,072,549.43	0.00	0.00	1,072,549.43	0.00	0.00
61	30295587	06/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	30309788	11/18/24	0.00	0.00	2,961,859.76	0.00	0.00	75.00	0.00	0.00	2,961,859.76
		09/17/24	0.00	0.00	2,961,784.76	0.00	0.00	25.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
69	30309788	04/17/24	0.00	0.00	2,961,759.76	0.00	0.00	(1,000.00)	0.00	0.00
		02/16/24	0.00	0.00	2,962,759.76	0.00	0.00	(38,011.81)	0.00	0.00
		06/16/23	0.00	0.00	3,000,771.57	0.00	0.00	3,000,771.57	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(14,349.06)	0.00	0.00	(14,349.06)
Cumulative Totals			0.00	0.02	24,859,442.72	0.00	(35,253.67)	22,970,486.29	0.00	299,310.34	23,269,796.63

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
04A1-2	(105,822.56)	0.00	3,428.45	0.00	0.00	0.00	0.00	52,112.45	0.00	0.00	0.00	0.00
04A2	(497,988.48)	0.00	16,133.88	0.00	0.00	0.00	0.00	245,235.05	0.00	0.00	0.00	0.00
04B1-2	(3,494.54)	0.00	0.00	0.00	0.00	0.00	0.00	1,720.89	0.00	0.00	0.00	0.00
04B2	(16,444.84)	0.00	0.00	0.00	0.00	0.00	0.00	8,098.29	0.00	0.00	0.00	0.00
10	0.00	0.00	5,552.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2,677.58)	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(3,000.00)	0.00
40	0.00	0.00	0.00	0.00	22,890.69	0.00	0.00	0.00	(579.76)	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(6.09)	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(8.49)	0.00	0.00	0.00
59	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	54,283.31	0.00
64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(15.73)	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	1,426.03	0.00	0.00	0.00	0.00	0.00	0.00
Total	(623,750.42)	0.00	39,114.41	0.00	22,890.69	1,426.03	0.00	307,166.67	(610.07)	0.00	48,605.73	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(205,156.96)

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Supplemental Notes
None

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